SIGNIFICANT ACCOUNTING POLICIES - Ownership (Details) - 12 months ended Sep. 30, 2024 USh in Millions	HKD ($)	USD ($)	CNY (¥)	UGX (USh)
Subsidiary One
Entity Name	ZK International
Registered Location	BVI
Incorporated date	May 13, 2015
Registered capital		$ 50,000
Subsidiary One | WANG Ming Jie
Ownership as of the issuance date of the report	16.01%
Subsidiary One | WANG Guo Lin
Ownership as of the issuance date of the report	5.92%
Subsidiary Two
Entity Name	ZK Pipe
Registered Location	Hong Kong
Incorporated date	May 28, 2015
Registered capital	$ 1,000,000
Subsidiary Two | ZK International
Ownership as of the issuance date of the report	100.00%
Subsidiary Three
Entity Name	Wenzhou Weijia
Registered Location	Wenzhou
Incorporated date	Jun. 17, 2015
Registered capital		20,000,000
Subsidiary Three | ZK Pipe
Ownership as of the issuance date of the report	100.00%
Subsidiary Four
Entity Name	Zhejiang Zhengkang
Registered Location	Wenzhou
Incorporated date	Dec. 04, 2001
Registered capital | ¥			¥ 100,000,000
Paid in capital | ¥			30,000,000
Subsidiary Four | HUANG Jian Cong
Ownership as of the issuance date of the report	1.00%
Subsidiary Four | Wenzhou Weijia
Ownership as of the issuance date of the report	99.00%
Subsidiary Five
Entity Name	Wenzhou Zhengfeng
Registered Location	Wenzhou
Incorporated date	Dec. 24, 1999
Registered capital | ¥			2,880,000
Subsidiary Five | Zhejiang Zhengkang
Ownership as of the issuance date of the report	100.00%
Subsidiary Six
Entity Name	ZK Uganda
Registered Location	Uganda
Incorporated date	Mar. 23, 2018
Registered capital | USh				USh 20
Subsidiary Six | ZK International
Ownership as of the issuance date of the report	80.00%
Subsidiary Seven
Entity Name	Hongyun
Registered capital | ¥			1,880,000
Subsidiary Seven | Wenzhou Weijia
Ownership as of the issuance date of the report	100.00%
Subsidiary Eight
Entity Name	Suona
Registered capital | ¥			¥ 10,000,000
Subsidiary Eight | Wenzhou Weijia
Ownership as of the issuance date of the report	99.00%
Subsidiary Nine
Entity Name	xSigma Corporation
Registered Location	BVI
Incorporated date	Jan. 18, 2018
Registered capital		50,000
Subsidiary Nine | ZK International
Ownership as of the issuance date of the report	51.00%
Subsidiary Ten
Entity Name	xSigma Collectibles Limited
Registered Location	BVI
Incorporated date	Jul. 06, 2021
Registered capital		100
Subsidiary Ten | ZK International
Ownership as of the issuance date of the report	100.00%
Subsidiary eleven
Entity Name	xSigma Entertainment Limited
Registered Location	BVI
Incorporated date	Mar. 17, 2021
Registered capital		50,000
Subsidiary eleven | ZK International
Ownership as of the issuance date of the report	100.00%
Subsidiary twelve
Entity Name	xSigma Trading LLC
Registered capital and paid in capital		$ 0
Subsidiary twelve | xSigma Corporation
Ownership as of the issuance date of the report	100.00%